T. ROWE PRICE Retirement 2050 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 1.2%
T. Rowe Price Funds:
New Income Fund  70,505 31,091 9,987 11,620,817 94,245
U.S. Treasury Long-Term Index
Fund  44,755 21,402 6,593 8,501,534 62,996
International Bond Fund (USD
Hedged)  25,057 18,557 3,638 4,687,055 40,449
Dynamic Global Bond Fund  16,586 8,236 2,429 2,934,524 21,980
Limited Duration Inflation Focused
Bond Fund  1,798 81 — 396,527 1,864
Total Bond Funds (Cost $226,049) 221,534
EQUITY FUNDS 97.3%
T. Rowe Price Funds:
Value Fund  2,521,167 353,414 208,128 56,662,144 2,992,328
Growth Stock Fund  2,368,870 645,701 187,203 25,973,475 2,689,553
International Value Equity Fund  1,425,564 83,076 187,897 62,434,028 1,661,994
Equity Index 500 Fund  1,675,033 100,384 273,733 9,123,222 1,631,414
U.S. Large-Cap Core Fund  1,680,758 177,859 347,531 35,424,741 1,577,109
Overseas Stock Fund  1,338,766 60,375 147,545 85,138,555 1,515,466
Real Assets Fund  1,041,884 78,757 243,208 58,276,251 1,223,219
International Stock Fund  1,128,282 151,653 117,438 53,251,773 1,200,295
Emerging Markets Discovery Stock
Fund  478,869 36,623 79,342 29,283,602 610,856
Mid-Cap Value Fund  527,139 40,768 64,588 16,290,672 580,600
Emerging Markets Stock Fund  410,168 23,852 48,533 10,852,313 548,476
Mid-Cap Growth Fund  573,762 46,136 100,550 5,309,005 537,431
New Horizons Fund (2) 224,756 121,103 31,432 5,838,369 333,546
Small-Cap Value Fund  316,810 38,707 64,682 5,832,361 324,862
Small-Cap Stock Fund  290,708 26,914 33,052 5,158,508 321,272
Total Equity Funds (Cost $11,916,284) 17,748,421
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,021 336,630 336,837 18,471 1,786
Total Other Mutual Funds (Cost $1,793) 1,786
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds  1.4%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 199,197 787,015 729,940 256,272,066 256,272

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 17,000,000 16,876
Total Short-Term Investments (Cost $273,146) 273,148
Total Investments in Securities 100.0%
(Cost $12,417,272) $ 18,244,889
Other Assets Less Liabilities (0.0)% (7,456)
Net Assets 100.0% $ 18,237,433
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 686 MSCI EAFE Index contracts 3/26 (108,563) $ (5,080)
Short, 108 Russell 2000 E-Mini Index contracts 3/26 (14,227) (395)
Long, 123 S&P 500 E-Mini Index contracts 3/26 42,367 (105)
Net payments (receipts) of variation margin to date 5,915
Variation margin receivable (payable) on open futures contracts $ 335

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (103) $ (413) $ 606
Emerging Markets Discovery Stock Fund  11,061 174,706 28,195
Emerging Markets Stock Fund  3,655 162,989 9,393
Equity Index 500 Fund  136,487 129,730 16,188
Growth Stock Fund  362,880 (137,815) 2,904
International Bond Fund (USD Hedged)  (144) 473 872
International Stock Fund  91,960 37,798 34,081
International Value Equity Fund  57,754 341,251 50,596
Limited Duration Inflation Focused Bond Fund  — (15) 81
Mid-Cap Growth Fund  34,026 18,083 3,972
Mid-Cap Value Fund  24,779 77,281 11,387
New Horizons Fund  29,377 19,119 —
New Income Fund  (389) 2,636 2,905
Overseas Stock Fund  31,129 263,870 39,519
Real Assets Fund  40,981 345,786 42,858
Small-Cap Stock Fund  23,460 36,702 2,229
Small-Cap Value Fund  33,803 34,027 4,898
Transition Fund  (1,132) (28) 155
U.S. Large-Cap Core Fund  152,061 66,023 18,302
U.S. Treasury Long-Term Index Fund  (741) 3,432 1,496
Value Fund  123,047 325,875 42,539
U.S. Treasury Money Fund, 3.76% — — 6,719
Totals $ 1,153,951# $ 1,901,510 $ 319,895+
# Capital gain distributions from underlying Price funds represented $751,174 of the net realized gain (loss).
+ Investment income comprised $319,895 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2050 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2050 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2050 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F166-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 221,534 $ — $ — $ 221,534
Equity Funds 17,748,421 — — 17,748,421
Other Mutual Funds 1,786 — — 1,786
Short-Term Investments 256,272 16,876 — 273,148
Total $ 18,228,013 $ 16,876 $ — $ 18,244,889
Liabilities
Futures Contracts* $ 5,580 $ — $ — $ 5,580
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.